Cash and Cash Equivalents (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

The components of cash and cash equivalents were as follows:

(In USD)

As at	December 31, 2024	March 31, 2024

Balances in bank accounts	$4,396,189	$1,495,097
Cash	1,184	1,047
Cash and cash equivalents	$4,397,373	$1,496,144

The components of cash and cash equivalents were as follows:

As at	March 31, 2024	March 31, 2023
Balances in bank accounts	$1,495,097	$3,657,580
Certificate of deposits	-	15,633
Cash	1,047	13,528
Cash and cash equivalents	1,496,144	3,686,741